Issued capital - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	May 15, 2024	Mar. 21, 2024	Sep. 13, 2023	Sep. 23, 2022	Jun. 30, 2022
Issued capital
At-The-Market Facility [Abstract]
Shares issued under ATM Facility Facility (in shares)			108,063,868
Shares issued under ATM Facility			$ 771,438,000
Committed Equity Facility [Abstract]
Increase (decrease) in number of shares issued			12,887,814	11,089,357
Share based payment transactions under committed equity facility			$ 51,417,000	$ 39,939,000
Loan-funded shares [Abstract]
Number of shares outstanding (in shares)			186,367,686	64,747,477					53,028,867
Issued capital | Subsequent Events [Member]
At-The-Market Facility [Abstract]
Shares issued under ATM Facility	$ 5,191,000
Additional shares issued (in shares)	463,089
Ordinary shares
Ordinary shares [Abstract]
Par value per share			$ 0
Loan-funded shares [Abstract]
Number of restricted shares issued (in shares)			1,496,768	1,954,049
Number of shares outstanding (in shares)			187,864,454	66,701,526
B. Riley Principal Capital II, LLC | Ordinary shares | Offerings At The Market
At-The-Market Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)					$ 500,000,000	$ 500,000,000	$ 300,000,000
Term of option agreement to sell ordinary shares		36 months
Value of shares increased to be issued under share sale option agreement						200,000,000
Committed Equity Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)					$ 500,000,000	$ 500,000,000	300,000,000
Term of option agreement to sell ordinary shares		36 months
B. Riley Principal Capital II, LLC | Ordinary shares | Committed Equity Facility
At-The-Market Facility [Abstract]
Term of option agreement to sell ordinary shares			2 years
Committed Equity Facility [Abstract]
Term of option agreement to sell ordinary shares			2 years
B. Riley Principal Capital II, LLC | Ordinary shares | Committed Equity Facility | Maximum
At-The-Market Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)								$ 100,000,000
Committed Equity Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)								$ 100,000,000
B. Riley Principal Capital II, LLC | Ordinary shares | Equity offerings at the market | Maximum
At-The-Market Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)							300,000,000
Committed Equity Facility [Abstract]
Maximum value of shares to be issued under share sale option agreement (in shares)							$ 300,000,000